Significant Balances with Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Related Party Transaction [Line Items]
Due from related parties	$ 1,168
Due to related parties	218
Wuxi MedImmune
Related Party Transaction [Line Items]
Due from related parties	123
WuXi Pharm Research Associates
Related Party Transaction [Line Items]
Due from related parties	1,045
Due to related parties	$ 218